FINANCIAL STATEMENTS

Variflex Separate Account

Year Ended December 31, 2023

With Report of Independent Registered Public Accounting Firm

Variflex Separate Account

Financial Statements

Year Ended December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of Variflex Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variflex Separate Account (the Separate Account), as of December 31, 2023 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1984.

Kansas City, Missouri

April 26, 2024

Appendix

Subaccounts listed that comprising Variflex Separate Account

Subaccounts	Statements of operations and changes in net assets
American Century VP Ultra®	For each of the two years in the period ended December 31, 2023
American Century VP Value	For each of the two years in the period ended December 31, 2023
BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2023
ClearBridge Variable Aggressive Growth	For each of the two years in the period ended December 31, 2023
ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2023
Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2023
Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2023
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2023
Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2023
Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2023
Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2023
Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2023
Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2023
Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2023
Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2023
Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2023
Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2023
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2023
Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2023
Invesco V.I. American Value	For each of the two years in the period ended December 31, 2023
Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2023
Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2023
Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2023
Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2023
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2023
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2023
Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2023
Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2023
Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2023
Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2023
MFS® VIT II Research International	For each of the two years in the period ended December 31, 2023
MFS® VIT Total Return	For each of the two years in the period ended December 31, 2023
MFS® VIT Utilities	For each of the two years in the period ended December 31, 2023
Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2023
PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets
PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2023
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2023
PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2023
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2023
Royce Micro-Cap	For each of the two years in the period ended December 31, 2023

Variflex Separate Account

Statements of Net Assets

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values
American Century VP Ultra®	2,820,893	$57,499,735	$69,563,210	$69,563,210	1,277,114	$54.47	$54.47
American Century VP Value	4,934,959	51,783,694	60,255,848	60,255,848	1,762,574	34.18	34.18
BNY Mellon IP Technology Growth	537,354	12,222,127	13,525,190	13,525,190	243,298	55.62	55.62
ClearBridge Variable Aggressive Growth	363,873	8,293,272	6,025,739	6,025,739	202,033	29.86	29.86
ClearBridge Variable Small Cap Growth	242,670	6,981,155	6,637,035	6,637,035	162,152	40.93	40.93
Guggenheim VIF All Cap Value	1,829,746	47,402,895	60,052,262	60,052,262	747,139	80.43	85.13
Guggenheim VIF Alpha Opportunity	76,246	1,193,568	1,260,343	1,260,343	55,440	22.73	22.73
Guggenheim VIF High Yield	371,527	9,902,571	9,113,546	9,113,546	234,780	38.88	38.88
Guggenheim VIF Large Cap Value	4,056,340	130,305,418	162,334,735	162,334,735	840,748	65.23	193.30
Guggenheim VIF Long Short Equity	92,175	1,306,008	1,564,210	1,564,210	92,308	16.93	16.93
Guggenheim VIF Managed Asset Allocation	668,373	16,001,181	19,429,603	19,429,603	428,851	45.32	47.96
Guggenheim VIF Small Cap Value	668,594	22,209,443	28,863,204	28,863,204	387,057	74.56	78.21
Guggenheim VIF SMid Cap Value	1,368,963	73,676,644	98,770,644	98,770,644	606,025	163.07	172.11
Guggenheim VIF StylePlus Large Core	4,578,374	155,849,112	186,568,724	186,568,724	936,866	73.83	199.23
Guggenheim VIF StylePlus Large Growth	1,589,785	27,231,712	30,221,806	30,221,806	795,813	38.06	40.00
Guggenheim VIF StylePlus Mid Growth	3,087,170	131,714,645	141,762,863	141,762,863	969,516	119.22	146.27
Guggenheim VIF StylePlus Small Growth	693,268	17,556,989	18,531,061	18,531,061	399,259	46.42	48.94
Guggenheim VIF Total Return Bond	1,597,228	24,757,247	22,984,110	22,984,110	542,276	23.49	42.41
Guggenheim VIF World Equity Income	6,424,005	62,657,679	86,916,785	86,916,785	1,244,223	67.57	69.82
Invesco V.I. American Value	243,483	3,954,495	3,343,015	3,343,015	290,884	11.49	11.49
Invesco V.I. Comstock	499,326	9,184,896	9,776,798	9,776,798	304,625	32.11	32.11
Invesco V.I. Discovery Mid Cap Growth	105,369	6,695,911	5,690,983	5,690,983	193,507	29.41	29.41
Invesco V.I. Equity and Income	975,506	16,154,607	15,959,271	15,959,271	594,975	26.82	26.82
Invesco V.I. EVQ International Equity Fund	352,071	11,489,581	11,783,823	11,783,823	544,826	21.63	21.63
Invesco V.I. Global Real Estate	288,520	4,571,407	4,033,514	4,033,514	182,455	22.11	22.11
Invesco V.I. Government Money Market	8,621,411	8,621,411	8,621,411	8,621,411	862,876	10.00	10.15
Invesco V.I. Government Securities	327,210	3,608,456	3,347,361	3,347,361	296,769	11.29	11.29
Invesco V.I. Health Care	248,707	6,938,354	6,443,989	6,443,989	192,366	33.51	33.51
Invesco V.I. Main Street Mid Cap Fund®	468,958	4,927,039	4,403,515	4,403,515	151,484	29.10	29.10
Invesco V.I. Main Street Small Cap Fund®	273,937	6,551,708	7,204,535	7,204,535	170,805	42.18	42.18
MFS® VIT II Research International	1,745,355	27,604,787	29,025,248	29,025,248	1,623,770	17.88	17.88
MFS® VIT Total Return	458,554	10,357,121	10,400,014	10,400,014	448,070	23.22	23.22
MFS® VIT Utilities	290,811	8,947,849	9,172,180	9,172,180	265,293	34.57	34.57
Neuberger Berman AMT Sustainable Equity	1,282,913	24,709,236	42,964,768	42,964,768	814,965	52.76	54.68
PIMCO VIT All Asset	339,627	3,505,822	3,073,623	3,073,623	148,043	20.79	20.79
PIMCO VIT CommodityRealReturn Strategy	254,838	1,921,129	1,363,384	1,363,384	180,221	7.56	7.56
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	290,957	3,066,845	2,860,109	2,860,109	168,022	17.03	17.03
PIMCO VIT Low Duration	378,549	3,619,321	3,634,067	3,634,067	291,591	12.50	12.50
PIMCO VIT Real Return	803,827	10,383,329	9,300,279	9,300,279	594,974	15.64	15.64
Royce Micro-Cap	256,400	2,702,938	2,351,184	2,351,184	97,569	24.13	24.13

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets

Years Ended December 31, 2023 and 2022, Except as Noted

	American Century VP Ultra®	American Century VP Value	BNY Mellon IP Technology Growth
Net assets as of December 31, 2021	$59,320,632	$59,320,174	$15,372,420

Investment income (loss):
Dividend distributions	—	1,137,255	—
Investment Expenses:
Mortality and expense risk and administrative charges	(671,183)	(705,486)	(122,081)

Net investment income (loss)	(671,183)	431,769	(122,081)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,199,483	4,582,552	1,099,695
Realized capital gain (loss) on investments	422,647	975,432	(198,093)
Change in unrealized appreciation (depreciation)	(28,263,548)	(6,494,739)	(7,991,356)

Net gain (loss) on investments	(21,641,418)	(936,755)	(7,089,754)

Net increase (decrease) in net assets from operations	(22,312,601)	(504,986)	(7,211,835)

Contract owner transactions:
Variable annuity deposits	2,308,307	2,061,914	448,964
Terminations, withdrawals and annuity payments	(2,483,319)	(3,239,942)	(630,202)
Transfers between subaccounts, net	11,757,134	984,984	(114,452)
Maintenance charges and mortality adjustments	(5,610)	(14,957)	2,102

Increase (decrease) in net assets from contract transactions	11,576,512	(208,001)	(293,588)

Total increase (decrease) in net assets	(10,736,089)	(712,987)	(7,505,423)

Net assets as of December 31, 2022	$48,584,543	$58,607,187	$7,866,997

Investment income (loss):
Dividend distributions	—	1,299,832	—
Investment Expenses:
Mortality and expense risk and administrative charges	(693,970)	(700,665)	(131,644)

Net investment income (loss)	(693,970)	599,167	(131,644)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,251,145	4,558,276	—
Realized capital gain (loss) on investments	1,157,452	578,107	(120,448)
Change in unrealized appreciation (depreciation)	15,967,482	(1,410,700)	5,046,128

Net gain (loss) on investments	21,376,079	3,725,683	4,925,680

Net increase (decrease) in net assets from operations	20,682,109	4,324,850	4,794,036

Contract owner transactions:
Variable annuity deposits	3,321,988	2,088,167	307,279
Terminations, withdrawals and annuity payments	(4,290,818)	(3,495,347)	(993,722)
Transfers between subaccounts, net	1,280,076	(1,256,202)	1,553,276
Maintenance charges and mortality adjustments	(14,688)	(12,807)	(2,676)

Increase (decrease) in net assets from contract transactions	296,558	(2,676,189)	864,157

Total increase (decrease) in net assets	20,978,667	1,648,661	5,658,193

Net assets as of December 31, 2023	$69,563,210	$60,255,848	$13,525,190

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	ClearBridge Variable Aggressive Growth	ClearBridge Variable Small Cap Growth	Guggenheim VIF All Cap Value
Net assets as of December 31, 2021	$9,345,552	$9,318,180	$67,510,910

Investment income (loss):
Dividend distributions	—	—	717,618
Investment Expenses:
Mortality and expense risk and administrative charges	(89,045)	(82,641)	(765,291)

Net investment income (loss)	(89,045)	(82,641)	(47,673)

Increase (decrease) in net assets from operations:
Capital gain distributions	928,863	139,465	6,681,755
Realized capital gain (loss) on investments	(361,373)	(39,794)	1,947,697
Change in unrealized appreciation (depreciation)	(3,006,787)	(2,717,155)	(10,179,885)

Net gain (loss) on investments	(2,439,297)	(2,617,484)	(1,550,433)

Net increase (decrease) in net assets from operations	(2,528,342)	(2,700,125)	(1,598,106)

Contract owner transactions:
Variable annuity deposits	229,884	231,372	954,201
Terminations, withdrawals and annuity payments	(660,338)	(345,345)	(5,112,264)
Transfers between subaccounts, net	27,871	(193,603)	(676,250)
Maintenance charges and mortality adjustments	(1,858)	(1,787)	(5,888)

Increase (decrease) in net assets from contract transactions	(404,441)	(309,363)	(4,840,201)

Total increase (decrease) in net assets	(2,932,783)	(3,009,488)	(6,438,307)

Net assets as of December 31, 2022	$6,412,769	$6,308,692	$61,072,603

Investment income (loss):
Dividend distributions	4,012	—	922,082
Investment Expenses:
Mortality and expense risk and administrative charges	(74,924)	(78,572)	(714,678)

Net investment income (loss)	(70,912)	(78,572)	207,404

Increase (decrease) in net assets from operations:
Capital gain distributions	625,405	—	5,011,033
Realized capital gain (loss) on investments	(950,375)	(81,255)	1,456,612
Change in unrealized appreciation (depreciation)	1,640,990	586,306	(2,540,559)

Net gain (loss) on investments	1,316,020	505,051	3,927,086

Net increase (decrease) in net assets from operations	1,245,108	426,479	4,134,490

Contract owner transactions:
Variable annuity deposits	214,819	463,253	2,270,716
Terminations, withdrawals and annuity payments	(964,425)	(398,288)	(6,819,231)
Transfers between subaccounts, net	(880,631)	(160,460)	(589,733)
Maintenance charges and mortality adjustments	(1,901)	(2,641)	(16,583)

Increase (decrease) in net assets from contract transactions	(1,632,138)	(98,136)	(5,154,831)

Total increase (decrease) in net assets	(387,030)	328,343	(1,020,341)

Net assets as of December 31, 2023	$6,025,739	$6,637,035	$60,052,262

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF Alpha Opportunity	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value
Net assets as of December 31, 2021	$1,650,499	$10,204,467	$184,371,115

Investment income (loss):
Dividend distributions	5,658	597,622	2,245,649
Investment Expenses:
Mortality and expense risk and administrative charges	(17,412)	(110,946)	(2,091,086)

Net investment income (loss)	(11,754)	486,676	154,563

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	15,664,042
Realized capital gain (loss) on investments	(1,382)	(308,823)	5,097,848
Change in unrealized appreciation (depreciation)	(143,659)	(1,262,596)	(25,420,067)

Net gain (loss) on investments	(145,041)	(1,571,419)	(4,658,177)

Net increase (decrease) in net assets from operations	(156,795)	(1,084,743)	(4,503,614)

Contract owner transactions:
Variable annuity deposits	16,622	158,513	1,703,118
Terminations, withdrawals and annuity payments	(102,865)	(829,842)	(13,798,348)
Transfers between subaccounts, net	(33,423)	702,869	(1,939,023)
Maintenance charges and mortality adjustments	(235)	11,642	461,893

Increase (decrease) in net assets from contract transactions	(119,901)	43,182	(13,572,360)

Total increase (decrease) in net assets	(276,696)	(1,041,561)	(18,075,974)

Net assets as of December 31, 2022	$1,373,803	$9,162,906	$166,295,141

Investment income (loss):
Dividend distributions	1,557	500,970	2,704,861
Investment Expenses:
Mortality and expense risk and administrative charges	(16,124)	(105,488)	(1,945,269)

Net investment income (loss)	(14,567)	395,482	759,592

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	16,013,676
Realized capital gain (loss) on investments	6,957	(383,058)	3,850,780
Change in unrealized appreciation (depreciation)	100,267	871,473	(8,334,918)

Net gain (loss) on investments	107,224	488,415	11,529,538

Net increase (decrease) in net assets from operations	92,657	883,897	12,289,130

Contract owner transactions:
Variable annuity deposits	9,804	237,964	2,451,014
Terminations, withdrawals and annuity payments	(221,696)	(1,418,897)	(17,335,697)
Transfers between subaccounts, net	6,082	249,542	(1,335,036)
Maintenance charges and mortality adjustments	(307)	(1,866)	(29,817)

Increase (decrease) in net assets from contract transactions	(206,117)	(933,257)	(16,249,536)

Total increase (decrease) in net assets	(113,460)	(49,360)	(3,960,406)

Net assets as of December 31, 2023	$1,260,343	$9,113,546	$162,334,735

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF Long Short Equity	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Small Cap Value
Net assets as of December 31, 2021	$1,949,563	$25,868,223	$31,618,056

Investment income (loss):
Dividend distributions	8,082	176,343	202,438
Investment Expenses:
Mortality and expense risk and administrative charges	(20,620)	(261,506)	(351,150)

Net investment income (loss)	(12,538)	(85,163)	(148,712)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,055,806	1,459,728
Realized capital gain (loss) on investments	10,501	443,645	849,833
Change in unrealized appreciation (depreciation)	(300,457)	(6,872,862)	(3,709,028)

Net gain (loss) on investments	(289,956)	(4,373,411)	(1,399,467)

Net increase (decrease) in net assets from operations	(302,494)	(4,458,574)	(1,548,179)

Contract owner transactions:
Variable annuity deposits	76,587	400,290	578,639
Terminations, withdrawals and annuity payments	(67,715)	(1,918,772)	(2,329,532)
Transfers between subaccounts, net	4,655	(150,581)	86,605
Maintenance charges and mortality adjustments	(227)	8,775	1,810

Increase (decrease) in net assets from contract transactions	13,300	(1,660,288)	(1,662,478)

Total increase (decrease) in net assets	(289,194)	(6,118,862)	(3,210,657)

Net assets as of December 31, 2022	$1,660,369	$19,749,361	$28,407,399

Investment income (loss):
Dividend distributions	4,377	249,483	363,909
Investment Expenses:
Mortality and expense risk and administrative charges	(20,109)	(235,227)	(331,304)

Net investment income (loss)	(15,732)	14,256	32,605

Increase (decrease) in net assets from operations:
Capital gain distributions	—	153,006	1,775,106
Realized capital gain (loss) on investments	47,520	421,240	599,200
Change in unrealized appreciation (depreciation)	143,423	1,738,030	(15,578)

Net gain (loss) on investments	190,943	2,312,276	2,358,728

Net increase (decrease) in net assets from operations	175,211	2,326,532	2,391,333

Contract owner transactions:
Variable annuity deposits	99,723	397,603	1,169,281
Terminations, withdrawals and annuity payments	(368,693)	(1,862,380)	(2,810,174)
Transfers between subaccounts, net	(2,199)	(1,176,465)	(286,860)
Maintenance charges and mortality adjustments	(201)	(5,048)	(7,775)

Increase (decrease) in net assets from contract transactions	(271,370)	(2,646,290)	(1,935,528)

Total increase (decrease) in net assets	(96,159)	(319,758)	455,805

Net assets as of December 31, 2023	$1,564,210	$19,429,603	$28,863,204

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF SMid Cap Value	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth
Net assets as of December 31, 2021	$112,831,636	$221,015,514	$36,016,613

Investment income (loss):
Dividend distributions	904,945	994,410	114,927
Investment Expenses:
Mortality and expense risk and administrative charges	(1,255,892)	(2,169,909)	(331,831)

Net investment income (loss)	(350,947)	(1,175,499)	(216,904)

Increase (decrease) in net assets from operations:
Capital gain distributions	11,290,509	47,123,555	6,506,894
Realized capital gain (loss) on investments	3,840,833	3,298,349	114,735
Change in unrealized appreciation (depreciation)	(18,292,964)	(95,977,851)	(17,634,624)

Net gain (loss) on investments	(3,161,622)	(45,555,947)	(11,012,995)

Net increase (decrease) in net assets from operations	(3,512,569)	(46,731,446)	(11,229,899)

Contract owner transactions:
Variable annuity deposits	1,834,955	2,348,586	930,295
Terminations, withdrawals and annuity payments	(8,319,957)	(14,699,242)	(2,320,688)
Transfers between subaccounts, net	(2,372,443)	(1,612,868)	(91,256)
Maintenance charges and mortality adjustments	25,925	259,746	(3,312)

Increase (decrease) in net assets from contract transactions	(8,831,520)	(13,703,778)	(1,484,961)

Total increase (decrease) in net assets	(12,344,089)	(60,435,224)	(12,714,860)

Net assets as of December 31, 2022	$100,487,547	$160,580,290	$23,301,753

Investment income (loss):
Dividend distributions	1,465,376	2,766,178	366,923
Investment Expenses:
Mortality and expense risk and administrative charges	(1,174,583)	(2,073,092)	(325,596)

Net investment income (loss)	290,793	693,086	41,327

Increase (decrease) in net assets from operations:
Capital gain distributions	6,874,012	—	—
Realized capital gain (loss) on investments	2,807,885	1,150,318	(68,382)
Change in unrealized appreciation (depreciation)	(2,181,694)	37,266,465	8,699,551

Net gain (loss) on investments	7,500,203	38,416,783	8,631,169

Net increase (decrease) in net assets from operations	7,790,996	39,109,869	8,672,496

Contract owner transactions:
Variable annuity deposits	2,446,377	4,280,658	542,230
Terminations, withdrawals and annuity payments	(10,475,416)	(16,606,309)	(2,289,150)
Transfers between subaccounts, net	(1,453,734)	(746,763)	951
Maintenance charges and mortality adjustments	(25,126)	(49,021)	(6,474)

Increase (decrease) in net assets from contract transactions	(9,507,899)	(13,121,435)	(1,752,443)

Total increase (decrease) in net assets	(1,716,903)	25,988,434	6,920,053

Net assets as of December 31, 2023	$98,770,644	$186,568,724	$30,221,806

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond
Net assets as of December 31, 2021	$159,805,399	$25,766,312	$30,853,831

Investment income (loss):
Dividend distributions	489,210	59,753	749,502
Investment Expenses:
Mortality and expense risk and administrative charges	(1,577,684)	(234,066)	(306,821)

Net investment income (loss)	(1,088,474)	(174,313)	442,681

Increase (decrease) in net assets from operations:
Capital gain distributions	35,431,969	6,251,246	59,161
Realized capital gain (loss) on investments	363,649	229,018	(152,236)
Change in unrealized appreciation (depreciation)	(81,807,391)	(13,309,058)	(5,423,598)

Net gain (loss) on investments	(46,011,773)	(6,828,794)	(5,516,673)

Net increase (decrease) in net assets from operations	(47,100,247)	(7,003,107)	(5,073,992)

Contract owner transactions:
Variable annuity deposits	2,887,423	262,063	3,590,138
Terminations, withdrawals and annuity payments	(8,857,165)	(1,575,137)	(2,527,629)
Transfers between subaccounts, net	12,248,341	(448,287)	(4,336,886)
Maintenance charges and mortality adjustments	29,893	(1,838)	28,840

Increase (decrease) in net assets from contract transactions	6,308,492	(1,763,199)	(3,245,537)

Total increase (decrease) in net assets	(40,791,755)	(8,766,306)	(8,319,529)

Net assets as of December 31, 2022	$119,013,644	$17,000,006	$22,534,302

Investment income (loss):
Dividend distributions	1,847,363	249,632	839,617
Investment Expenses:
Mortality and expense risk and administrative charges	(1,525,614)	(212,838)	(272,073)

Net investment income (loss)	321,749	36,794	567,544

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(775,633)	(94,513)	(422,507)
Change in unrealized appreciation (depreciation)	30,186,183	3,238,810	1,115,883

Net gain (loss) on investments	29,410,550	3,144,297	693,376

Net increase (decrease) in net assets from operations	29,732,299	3,181,091	1,260,920

Contract owner transactions:
Variable annuity deposits	2,955,502	461,711	2,746,532
Terminations, withdrawals and annuity payments	(9,499,128)	(2,112,638)	(2,567,555)
Transfers between subaccounts, net	(417,379)	4,099	(976,717)
Maintenance charges and mortality adjustments	(22,075)	(3,208)	(13,372)

Increase (decrease) in net assets from contract transactions	(6,983,080)	(1,650,036)	(811,112)

Total increase (decrease) in net assets	22,749,219	1,531,055	449,808

Net assets as of December 31, 2023	$141,762,863	$18,531,061	$22,984,110

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF World Equity Income	Invesco V.I. American Value	Invesco V.I. Comstock
Net assets as of December 31, 2021	$105,651,828	$2,847,984	$8,253,554

Investment income (loss):
Dividend distributions	2,018,909	12,266	121,672
Investment Expenses:
Mortality and expense risk and administrative charges	(1,119,993)	(31,633)	(106,226)

Net investment income (loss)	898,916	(19,367)	15,446

Increase (decrease) in net assets from operations:
Capital gain distributions	18,790,289	496,881	277,445
Realized capital gain (loss) on investments	3,505,506	(21,660)	220,806
Change in unrealized appreciation (depreciation)	(33,818,649)	(573,024)	(642,223)

Net gain (loss) on investments	(11,522,854)	(97,803)	(143,972)

Net increase (decrease) in net assets from operations	(10,623,938)	(117,170)	(128,526)

Contract owner transactions:
Variable annuity deposits	1,098,729	47,607	398,654
Terminations, withdrawals and annuity payments	(8,244,708)	(214,321)	(1,100,143)
Transfers between subaccounts, net	(1,041,538)	3,012	1,541,234
Maintenance charges and mortality adjustments	56,973	(509)	(1,115)

Increase (decrease) in net assets from contract transactions	(8,130,544)	(164,211)	838,630

Total increase (decrease) in net assets	(18,754,482)	(281,381)	710,104

Net assets as of December 31, 2022	$86,897,346	$2,566,603	$8,963,658

Investment income (loss):
Dividend distributions	2,246,441	11,599	146,391
Investment Expenses:
Mortality and expense risk and administrative charges	(1,021,782)	(31,889)	(108,480)

Net investment income (loss)	1,224,659	(20,290)	37,911

Increase (decrease) in net assets from operations:
Capital gain distributions	—	646,042	1,054,271
Realized capital gain (loss) on investments	2,428,804	(71,673)	113,245
Change in unrealized appreciation (depreciation)	5,133,660	(190,262)	(282,823)

Net gain (loss) on investments	7,562,464	384,107	884,693

Net increase (decrease) in net assets from operations	8,787,123	363,817	922,604

Contract owner transactions:
Variable annuity deposits	1,803,927	536,319	215,962
Terminations, withdrawals and annuity payments	(9,810,003)	(251,726)	(669,545)
Transfers between subaccounts, net	(745,479)	128,512	352,298
Maintenance charges and mortality adjustments	(16,129)	(510)	(8,179)

Increase (decrease) in net assets from contract transactions	(8,767,684)	412,595	(109,464)

Total increase (decrease) in net assets	19,439	776,412	813,140

Net assets as of December 31, 2023	$86,916,785	$3,343,015	$9,776,798

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equity and Income	Invesco V.I. EVQ International Equity Fund
Net assets as of December 31, 2021	$6,542,744	$16,728,973	$14,703,192

Investment income (loss):
Dividend distributions	—	217,301	169,240
Investment Expenses:
Mortality and expense risk and administrative charges	(58,737)	(183,995)	(142,472)

Net investment income (loss)	(58,737)	33,306	26,768

Increase (decrease) in net assets from operations:
Capital gain distributions	1,514,779	2,005,124	1,323,858
Realized capital gain (loss) on investments	(81,054)	136,964	(24,128)
Change in unrealized appreciation (depreciation)	(3,447,578)	(3,649,232)	(4,132,813)

Net gain (loss) on investments	(2,013,853)	(1,507,144)	(2,833,083)

Net increase (decrease) in net assets from operations	(2,072,590)	(1,473,838)	(2,806,315)

Contract owner transactions:
Variable annuity deposits	373,899	325,999	365,491
Terminations, withdrawals and annuity payments	(421,110)	(1,082,425)	(985,872)
Transfers between subaccounts, net	(64,332)	(253,147)	(86,809)
Maintenance charges and mortality adjustments	(1,099)	(2,405)	(2,958)

Increase (decrease) in net assets from contract transactions	(112,642)	(1,011,978)	(710,148)

Total increase (decrease) in net assets	(2,185,232)	(2,485,816)	(3,516,463)

Net assets as of December 31, 2022	$4,357,512	$14,243,157	$11,186,729

Investment income (loss):
Dividend distributions	—	268,137	—
Investment Expenses:
Mortality and expense risk and administrative charges	(58,962)	(176,367)	(140,419)

Net investment income (loss)	(58,962)	91,770	(140,419)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	814,057	8,546
Realized capital gain (loss) on investments	(112,506)	(49,237)	(103,146)
Change in unrealized appreciation (depreciation)	707,909	442,210	1,980,268

Net gain (loss) on investments	595,403	1,207,030	1,885,668

Net increase (decrease) in net assets from operations	536,441	1,298,800	1,745,249

Contract owner transactions:
Variable annuity deposits	1,003,328	346,176	340,115
Terminations, withdrawals and annuity payments	(303,305)	(1,482,597)	(1,078,202)
Transfers between subaccounts, net	99,830	1,555,800	(406,842)
Maintenance charges and mortality adjustments	(2,823)	(2,065)	(3,226)

Increase (decrease) in net assets from contract transactions	797,030	417,314	(1,148,155)

Total increase (decrease) in net assets	1,333,471	1,716,114	597,094

Net assets as of December 31, 2023	$5,690,983	$15,959,271	$11,783,823

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Global Real Estate	Invesco V.I. Government Money Market	Invesco V.I. Government Securities
Net assets as of December 31, 2021	$5,949,047	$8,874,402	$3,515,128

Investment income (loss):
Dividend distributions	140,625	110,902	42,633
Investment Expenses:
Mortality and expense risk and administrative charges	(58,799)	(110,375)	(34,729)

Net investment income (loss)	81,826	527	7,904

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(33,133)	—	(108,893)
Change in unrealized appreciation (depreciation)	(1,568,007)	—	(270,045)

Net gain (loss) on investments	(1,601,140)	—	(378,938)

Net increase (decrease) in net assets from operations	(1,519,314)	527	(371,034)

Contract owner transactions:
Variable annuity deposits	157,838	313,126	248,149
Terminations, withdrawals and annuity payments	(380,802)	(1,318,369)	(647,166)
Transfers between subaccounts, net	46,292	1,395,228	(308,346)
Maintenance charges and mortality adjustments	3,504	4,748	9,983

Increase (decrease) in net assets from contract transactions	(173,168)	394,733	(697,380)

Total increase (decrease) in net assets	(1,692,482)	395,260	(1,068,414)

Net assets as of December 31, 2022	$4,256,565	$9,269,662	$2,446,714

Investment income (loss):
Dividend distributions	60,298	429,192	56,178
Investment Expenses:
Mortality and expense risk and administrative charges	(49,746)	(114,821)	(34,861)

Net investment income (loss)	10,552	314,371	21,317

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(146,774)	—	(41,208)
Change in unrealized appreciation (depreciation)	436,101	—	117,963

Net gain (loss) on investments	289,327	—	76,755

Net increase (decrease) in net assets from operations	299,879	314,371	98,072

Contract owner transactions:
Variable annuity deposits	129,250	482,694	1,024,706
Terminations, withdrawals and annuity payments	(585,089)	(1,737,796)	(253,363)
Transfers between subaccounts, net	(66,125)	297,791	37,796
Maintenance charges and mortality adjustments	(966)	(5,311)	(6,564)

Increase (decrease) in net assets from contract transactions	(522,930)	(962,622)	802,575

Total increase (decrease) in net assets	(223,051)	(648,251)	900,647

Net assets as of December 31, 2023	$4,033,514	$8,621,411	$3,347,361

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Health Care	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®
Net assets as of December 31, 2021	$8,880,575	$4,489,116	$8,614,729

Investment income (loss):
Dividend distributions	—	2,716	17,595
Investment Expenses:
Mortality and expense risk and administrative charges	(87,606)	(45,633)	(84,149)

Net investment income (loss)	(87,606)	(42,917)	(66,554)

Increase (decrease) in net assets from operations:
Capital gain distributions	996,825	829,379	824,419
Realized capital gain (loss) on investments	(10,171)	(33,812)	140,256
Change in unrealized appreciation (depreciation)	(2,171,962)	(1,431,031)	(2,281,859)

Net gain (loss) on investments	(1,185,308)	(635,464)	(1,317,184)

Net increase (decrease) in net assets from operations	(1,272,914)	(678,381)	(1,383,738)

Contract owner transactions:
Variable annuity deposits	164,832	125,065	223,177
Terminations, withdrawals and annuity payments	(503,709)	(210,125)	(823,695)
Transfers between subaccounts, net	(187,517)	(83,324)	(299,744)
Maintenance charges and mortality adjustments	406	(664)	3,079

Increase (decrease) in net assets from contract transactions	(525,988)	(169,048)	(897,183)

Total increase (decrease) in net assets	(1,798,902)	(847,429)	(2,280,921)

Net assets as of December 31, 2022	$7,081,673	$3,641,687	$6,333,808

Investment income (loss):
Dividend distributions	—	1,601	62,043
Investment Expenses:
Mortality and expense risk and administrative charges	(79,853)	(46,252)	(78,945)

Net investment income (loss)	(79,853)	(44,651)	(16,902)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(132,585)	(117,714)	(4,940)
Change in unrealized appreciation (depreciation)	303,390	654,957	1,035,708

Net gain (loss) on investments	170,805	537,243	1,030,768

Net increase (decrease) in net assets from operations	90,952	492,592	1,013,866

Contract owner transactions:
Variable annuity deposits	203,137	388,804	575,494
Terminations, withdrawals and annuity payments	(682,266)	(326,450)	(702,276)
Transfers between subaccounts, net	(248,002)	208,863	(13,529)
Maintenance charges and mortality adjustments	(1,505)	(1,981)	(2,828)

Increase (decrease) in net assets from contract transactions	(728,636)	269,236	(143,139)

Total increase (decrease) in net assets	(637,684)	761,828	870,727

Net assets as of December 31, 2023	$6,443,989	$4,403,515	$7,204,535

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	MFS® VIT II Research International	MFS® VIT Total Return	MFS® VIT Utilities
Net assets as of December 31, 2021	$28,467,922	$13,627,678	$10,999,459

Investment income (loss):
Dividend distributions	405,922	157,336	230,969
Investment Expenses:
Mortality and expense risk and administrative charges	(295,689)	(135,084)	(125,908)

Net investment income (loss)	110,233	22,252	105,061

Increase (decrease) in net assets from operations:
Capital gain distributions	568,247	935,709	406,097
Realized capital gain (loss) on investments	(17,873)	154,321	213,967
Change in unrealized appreciation (depreciation)	(6,099,747)	(2,583,239)	(830,716)

Net gain (loss) on investments	(5,549,373)	(1,493,209)	(210,652)

Net increase (decrease) in net assets from operations	(5,439,140)	(1,470,957)	(105,591)

Contract owner transactions:
Variable annuity deposits	1,788,483	382,068	258,563
Terminations, withdrawals and annuity payments	(1,004,344)	(1,376,266)	(762,064)
Transfers between subaccounts, net	786,759	(1,157,587)	(48,042)
Maintenance charges and mortality adjustments	(6,127)	2,063	1,402

Increase (decrease) in net assets from contract transactions	1,564,771	(2,149,722)	(550,141)

Total increase (decrease) in net assets	(3,874,369)	(3,620,679)	(655,732)

Net assets as of December 31, 2022	$24,593,553	$10,006,999	$10,343,727

Investment income (loss):
Dividend distributions	218,023	181,048	319,405
Investment Expenses:
Mortality and expense risk and administrative charges	(324,190)	(119,630)	(115,711)

Net investment income (loss)	(106,167)	61,418	203,694

Increase (decrease) in net assets from operations:
Capital gain distributions	—	432,120	535,755
Realized capital gain (loss) on investments	(3,255)	(35,589)	52,708
Change in unrealized appreciation (depreciation)	3,005,929	391,746	(1,180,415)

Net gain (loss) on investments	3,002,674	788,277	(591,952)

Net increase (decrease) in net assets from operations	2,896,507	849,695	(388,258)

Contract owner transactions:
Variable annuity deposits	2,702,406	360,860	263,563
Terminations, withdrawals and annuity payments	(1,179,753)	(902,856)	(918,389)
Transfers between subaccounts, net	24,821	87,590	(126,536)
Maintenance charges and mortality adjustments	(12,286)	(2,274)	(1,927)

Increase (decrease) in net assets from contract transactions	1,535,188	(456,680)	(783,289)

Total increase (decrease) in net assets	4,431,695	393,015	(1,171,547)

Net assets as of December 31, 2023	$29,025,248	$10,400,014	$9,172,180

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Neuberger Berman AMT Sustainable Equity	PIMCO VIT All Asset	PIMCO VIT CommodityRealRe turn Strategy
Net assets as of December 31, 2021	$50,909,639	$4,095,828	$2,670,502

Investment income (loss):
Dividend distributions	50,484	263,598	672,640
Investment Expenses:
Mortality and expense risk and administrative charges	(506,063)	(41,432)	(36,988)

Net investment income (loss)	(455,579)	222,166	635,652

Increase (decrease) in net assets from operations:
Capital gain distributions	3,855,245	280,452	—
Realized capital gain (loss) on investments	1,736,554	(71,428)	14,954
Change in unrealized appreciation (depreciation)	(14,953,527)	(935,571)	(431,173)

Net gain (loss) on investments	(9,361,728)	(726,547)	(416,219)

Net increase (decrease) in net assets from operations	(9,817,307)	(504,381)	219,433

Contract owner transactions:
Variable annuity deposits	308,657	133,237	191,688
Terminations, withdrawals and annuity payments	(3,191,527)	(581,356)	(177,748)
Transfers between subaccounts, net	(566,406)	(78,201)	(165,710)
Maintenance charges and mortality adjustments	18,588	9,144	141

Increase (decrease) in net assets from contract transactions	(3,430,688)	(517,176)	(151,629)

Total increase (decrease) in net assets	(13,247,995)	(1,021,557)	67,804

Net assets as of December 31, 2022	$37,661,644	$3,074,271	$2,738,306

Investment income (loss):
Dividend distributions	29,924	91,869	278,714
Investment Expenses:
Mortality and expense risk and administrative charges	(476,327)	(37,416)	(21,111)

Net investment income (loss)	(446,403)	54,453	257,603

Increase (decrease) in net assets from operations:
Capital gain distributions	628,794	—	—
Realized capital gain (loss) on investments	1,465,007	(92,278)	(431,447)
Change in unrealized appreciation (depreciation)	7,263,993	235,609	(34,035)

Net gain (loss) on investments	9,357,794	143,331	(465,482)

Net increase (decrease) in net assets from operations	8,911,391	197,784	(207,879)

Contract owner transactions:
Variable annuity deposits	324,174	152,083	58,235
Terminations, withdrawals and annuity payments	(3,632,898)	(371,290)	(149,483)
Transfers between subaccounts, net	(290,790)	21,579	(1,075,360)
Maintenance charges and mortality adjustments	(8,753)	(804)	(435)

Increase (decrease) in net assets from contract transactions	(3,608,267)	(198,432)	(1,167,043)

Total increase (decrease) in net assets	5,303,124	(648)	(1,374,922)

Net assets as of December 31, 2023	$42,964,768	$3,073,623	$1,363,384

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT Low Duration	PIMCO VIT Real Return
Net assets as of December 31, 2021	$3,563,208	$29,029,909	$12,068,157

Investment income (loss):
Dividend distributions	48,537	82,841	783,117
Investment Expenses:
Mortality and expense risk and administrative charges	(39,467)	(74,361)	(135,590)

Net investment income (loss)	9,070	8,480	647,527

Increase (decrease) in net assets from operations:
Capital gain distributions	1,253	—	—
Realized capital gain (loss) on investments	(66,017)	(415,378)	(47,425)
Change in unrealized appreciation (depreciation)	(344,019)	(141,331)	(2,178,203)

Net gain (loss) on investments	(408,783)	(556,709)	(2,225,628)

Net increase (decrease) in net assets from operations	(399,713)	(548,229)	(1,578,101)

Contract owner transactions:
Variable annuity deposits	90,166	154,790	229,721
Terminations, withdrawals and annuity payments	(298,175)	(814,324)	(936,710)
Transfers between subaccounts, net	(38,158)	(23,957,260)	872,717
Maintenance charges and mortality adjustments	11,253	4,135	1,211

Increase (decrease) in net assets from contract transactions	(234,914)	(24,612,659)	166,939

Total increase (decrease) in net assets	(634,627)	(25,160,888)	(1,411,162)

Net assets as of December 31, 2022	$2,928,581	$3,869,021	$10,656,995

Investment income (loss):
Dividend distributions	74,647	288,425	291,287
Investment Expenses:
Mortality and expense risk and administrative charges	(34,792)	(93,168)	(118,207)

Net investment income (loss)	39,855	195,257	173,080

Increase (decrease) in net assets from operations:
Capital gain distributions	78,472	—	—
Realized capital gain (loss) on investments	(67,348)	(261,449)	(250,191)
Change in unrealized appreciation (depreciation)	163,553	308,408	307,741

Net gain (loss) on investments	174,677	46,959	57,550

Net increase (decrease) in net assets from operations	214,532	242,216	230,630

Contract owner transactions:
Variable annuity deposits	135,824	223,473	215,278
Terminations, withdrawals and annuity payments	(399,613)	(655,672)	(1,520,439)
Transfers between subaccounts, net	(17,035)	(42,404)	(280,072)
Maintenance charges and mortality adjustments	(2,180)	(2,567)	(2,113)

Increase (decrease) in net assets from contract transactions	(283,004)	(477,170)	(1,587,346)

Total increase (decrease) in net assets	(68,472)	(234,954)	(1,356,716)

Net assets as of December 31, 2023	$2,860,109	$3,634,067	$9,300,279

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

Royce Micro-Cap
Net assets as of December 31, 2021	$3,158,700

Investment income (loss):
Dividend distributions	—
Investment Expenses:
Mortality and expense risk and administrative charges	(28,122)

Net investment income (loss)	(28,122)

Increase (decrease) in net assets from operations:
Capital gain distributions	698,719
Realized capital gain (loss) on investments	(8,713)
Change in unrealized appreciation (depreciation)	(1,380,940)

Net gain (loss) on investments	(690,934)

Net increase (decrease) in net assets from operations	(719,056)

Contract owner transactions:
Variable annuity deposits	56,980
Terminations, withdrawals and annuity payments	(178,200)
Transfers between subaccounts, net	(175,487)
Maintenance charges and mortality adjustments	(551)

Increase (decrease) in net assets from contract transactions	(297,258)

Total increase (decrease) in net assets	(1,016,314)

Net assets as of December 31, 2022	$2,142,386

Investment income (loss):
Dividend distributions	—
Investment Expenses:
Mortality and expense risk and administrative charges	(26,749)

Net investment income (loss)	(26,749)

Increase (decrease) in net assets from operations:
Capital gain distributions	—
Realized capital gain (loss) on investments	(91,945)
Change in unrealized appreciation (depreciation)	470,101

Net gain (loss) on investments	378,156

Net increase (decrease) in net assets from operations	351,407

Contract owner transactions:
Variable annuity deposits	73,657
Terminations, withdrawals and annuity payments	(139,967)
Transfers between subaccounts, net	(75,759)
Maintenance charges and mortality adjustments	(540)

Increase (decrease) in net assets from contract transactions	(142,609)

Total increase (decrease) in net assets	208,798

Net assets as of December 31, 2023	$2,351,184

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Notes to Financial Statements

December 31, 2023

1. Organization and Significant Accounting Policies

Variflex Separate Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Century VP Ultra®	II	American Century Investment Management, Inc	—
American Century VP Value	II	American Century Investment Management, Inc	—
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
ClearBridge Variable Aggressive Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Guggenheim VIF All Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Alpha Opportunity	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Large Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Long Short Equity	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—
Guggenheim VIF Small Cap Value	—	Security Investors, LLC	—
Guggenheim VIF SMid Cap Value	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Core	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Mid Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Small Growth	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Guggenheim VIF World Equity Income	—	Security Investors, LLC	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	—

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	—
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	—
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
Royce Micro-Cap	Investment	Royce & Associates, LP	—

Forty subaccounts are currently offered by the Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2023, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
American Century VP Ultra®	$17,404,917	$13,551,184
American Century VP Value	7,811,349	5,330,095
BNY Mellon IP Technology Growth	1,995,703	1,263,190
ClearBridge Variable Aggressive Growth	814,820	1,892,465
ClearBridge Variable Small Cap Growth	489,560	666,268
Guggenheim VIF All Cap Value	6,847,377	6,783,771
Guggenheim VIF Alpha Opportunity	30,749	251,433
Guggenheim VIF High Yield	1,973,055	2,510,830
Guggenheim VIF Large Cap Value	19,260,880	18,737,148
Guggenheim VIF Long Short Equity	131,670	418,772
Guggenheim VIF Managed Asset Allocation	961,908	3,440,936
Guggenheim VIF Small Cap Value	2,944,596	3,072,413
Guggenheim VIF SMid Cap Value	9,178,532	11,521,626
Guggenheim VIF StylePlus Large Core	5,369,737	17,798,086
Guggenheim VIF StylePlus Large Growth	1,279,623	2,990,739
Guggenheim VIF StylePlus Mid Growth	12,337,634	18,998,965
Guggenheim VIF StylePlus Small Growth	819,099	2,432,341
Guggenheim VIF Total Return Bond	3,607,997	3,851,565
Guggenheim VIF World Equity Income	3,057,198	10,600,223
Invesco V.I. American Value	1,465,410	427,063
Invesco V.I. Comstock	2,199,235	1,216,517
Invesco V.I. Discovery Mid Cap Growth	1,140,307	402,239
Invesco V.I. Equity and Income	3,125,944	1,802,803
Invesco V.I. EVQ International Equity Fund	357,551	1,637,579
Invesco V.I. Global Real Estate	215,552	727,930
Invesco V.I. Government Money Market	3,213,072	3,861,323
Invesco V.I. Government Securities	1,206,366	382,474
Invesco V.I. Health Care	188,910	997,399
Invesco V.I. Main Street Mid Cap Fund®	731,485	506,900
Invesco V.I. Main Street Small Cap Fund®	679,549	839,590
MFS® VIT II Research International	2,786,917	1,357,896
MFS® VIT Total Return	1,072,511	1,035,653
MFS® VIT Utilities	1,109,530	1,153,370
Neuberger Berman AMT Sustainable Equity	726,270	4,152,146
PIMCO VIT All Asset	339,995	483,974
PIMCO VIT CommodityRealReturn Strategy	460,344	1,369,784
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	453,964	618,641
PIMCO VIT Low Duration	18,428,086	18,709,999
PIMCO VIT Real Return	567,889	1,982,155
Royce Micro-Cap	132,891	302,249

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2023 by subaccount are as follows:

Subaccount	Annuity Assets
American Century VP Ultra®	$69,078
American Century VP Value	12,085
BNY Mellon IP Technology Growth	11,610
ClearBridge Variable Aggressive Growth	6,096
Guggenheim VIF All Cap Value	88,777
Guggenheim VIF High Yield	34,789
Guggenheim VIF Large Cap Value	1,836,026
Guggenheim VIF Managed Asset Allocation	99,148
Guggenheim VIF Small Cap Value	53,022
Guggenheim VIF SMid Cap Value	223,331
Guggenheim VIF StylePlus Large Core	1,251,141
Guggenheim VIF StylePlus Large Growth	100,933
Guggenheim VIF StylePlus Mid Growth	286,771
Guggenheim VIF StylePlus Small Growth	47,943
Guggenheim VIF Total Return Bond	113,547
Guggenheim VIF World Equity Income	392,225
Invesco V.I. American Value	29,994
Invesco V.I. Global Real Estate	18,176
Invesco V.I. Government Money Market	62,161
Invesco V.I. Government Securities	45,740
Invesco V.I. Health Care	2,551
Invesco V.I. Main Street Small Cap Fund®	19,100
MFS® VIT Total Return	7,186
MFS® VIT Utilities	9,623
Neuberger Berman AMT Sustainable Equity	193,991
PIMCO VIT All Asset	91,642
PIMCO VIT CommodityRealReturn Strategy	1,854
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	67,744
PIMCO VIT Low Duration	83,905
PIMCO VIT Real Return	35,533

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2023.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.20% of the net asset value of each Variflex contract and 1.00% of the net asset value of each Variflex ES contract. These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Account Administrative Charge: SBL deducts an administrative fee of $30 per year for each Variflex contract and $15 per year for each Variflex ES contract, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 8% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first eight years of the contract.

Variflex Separate Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2023 and 2022, were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century VP Ultra®	286,483	(271,965)	14,518	314,885	(80,986)	233,899
American Century VP Value	67,139	(151,155)	(84,016)	129,710	(135,524)	(5,814)
BNY Mellon IP Technology Growth	46,909	(25,926)	20,983	21,969	(29,192)	(7,223)
ClearBridge Variable Aggressive Growth	8,411	(69,998)	(61,587)	21,066	(36,091)	(15,025)
ClearBridge Variable Small Cap Growth	13,618	(16,548)	(2,930)	14,330	(20,664)	(6,334)
Guggenheim VIF All Cap Value	15,243	(82,784)	(67,541)	10,728	(75,326)	(64,598)
Guggenheim VIF Alpha Opportunity	1,223	(10,761)	(9,538)	1,300	(6,851)	(5,551)
Guggenheim VIF High Yield	40,354	(66,799)	(26,445)	65,646	(63,987)	1,659
Guggenheim VIF Large Cap Value	3,763	(92,752)	(88,989)	9,939	(85,146)	(75,207)
Guggenheim VIF Long Short Equity	8,698	(25,567)	(16,869)	8,228	(7,486)	742
Guggenheim VIF Managed Asset Allocation	15,083	(77,706)	(62,623)	12,709	(51,856)	(39,147)
Guggenheim VIF Small Cap Value	13,618	(41,665)	(28,047)	17,527	(41,856)	(24,329)
Guggenheim VIF SMid Cap Value	7,127	(69,538)	(62,411)	12,576	(71,878)	(59,302)
Guggenheim VIF StylePlus Large Core	16,481	(90,647)	(74,166)	13,880	(93,501)	(79,621)
Guggenheim VIF StylePlus Large Growth	30,432	(82,753)	(52,321)	32,543	(82,005)	(49,462)
Guggenheim VIF StylePlus Mid Growth	87,430	(134,471)	(47,041)	112,743	(70,191)	42,552
Guggenheim VIF StylePlus Small Growth	15,126	(53,801)	(38,675)	5,954	(49,299)	(43,345)
Guggenheim VIF Total Return Bond	71,412	(90,962)	(19,550)	97,696	(173,148)	(75,452)
Guggenheim VIF World Equity Income	14,989	(150,790)	(135,801)	12,551	(139,200)	(126,649)
Invesco V.I. American Value	77,101	(40,609)	36,492	42,904	(59,419)	(16,515)
Invesco V.I. Comstock	34,683	(39,376)	(4,693)	85,048	(59,519)	25,529
Invesco V.I. Discovery Mid Cap Growth	42,276	(13,978)	28,298	26,905	(30,483)	(3,578)
Invesco V.I. Equity and Income	84,130	(67,512)	16,618	21,632	(62,660)	(41,028)
Invesco V.I. EVQ International Equity Fund	19,996	(77,503)	(57,507)	36,554	(71,662)	(35,108)
Invesco V.I. Global Real Estate	8,779	(33,768)	(24,989)	13,962	(21,539)	(7,577)
Invesco V.I. Government Money Market	289,161	(385,047)	(95,886)	528,907	(488,433)	40,474
Invesco V.I. Government Securities	106,645	(33,803)	72,842	31,183	(91,459)	(60,276)
Invesco V.I. Health Care	6,866	(29,676)	(22,810)	8,203	(24,122)	(15,919)
Invesco V.I. Main Street Mid Cap Fund®	28,359	(18,173)	10,186	9,557	(15,469)	(5,912)
Invesco V.I. Main Street Small Cap Fund®	17,362	(21,341)	(3,979)	11,326	(33,741)	(22,415)
MFS® VIT II Research International	163,515	(73,536)	89,979	164,776	(72,901)	91,875

Variflex Separate Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS® VIT Total Return	23,109	(44,529)	(21,420)	20,550	(120,557)	(100,007)
MFS® VIT Utilities	8,713	(32,133)	(23,420)	17,583	(33,664)	(16,081)
Neuberger Berman AMT Sustainable Equity	2,626	(80,955)	(78,329)	12,020	(89,185)	(77,165)
PIMCO VIT All Asset	13,397	(23,554)	(10,157)	10,860	(36,202)	(25,342)
PIMCO VIT CommodityRealReturn Strategy	24,547	(173,887)	(149,340)	150,144	(165,482)	(15,338)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	19,538	(36,818)	(17,280)	29,559	(44,387)	(14,828)
PIMCO VIT Low Duration	1,491,999	(1,522,752)	(30,753)	64,195	(1,986,658)	(1,922,463)
PIMCO VIT Real Return	20,629	(123,938)	(103,309)	82,940	(72,927)	10,013
Royce Micro-Cap	6,709	(13,470)	(6,761)	3,190	(16,725)	(13,535)

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2023, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP Ultra®
2023	1,277,114	54.47	54.47	69,563,210	—	1.20	1.20	41.55	41.55
2022	1,262,596	38.48	38.48	48,584,543	—	1.20	1.20	(33.28)	(33.28)
2021	1,028,697	57.67	57.67	59,320,632	—	1.20	1.20	21.54	21.54
2020	1,076,598	47.45	47.45	51,089,255	—	1.20	1.20	47.73	47.73
2019	1,303,404	32.12	32.12	41,860,764	—	1.20	1.20	32.84	32.84
American Century VP Value
2023	1,762,574	34.18	34.18	60,255,848	0.02	1.20	1.20	7.69	7.69
2022	1,846,590	31.74	31.74	58,607,187	0.02	1.20	1.20	(0.87)	(0.87)
2021	1,852,404	32.02	32.02	59,320,174	0.02	1.20	1.20	22.78	22.78
2020	2,419,376	26.08	26.08	63,097,202	0.03	1.20	1.20	(0.38)	(0.38)
2019	1,113,518	26.18	26.18	29,151,576	2.17	1.20	1.20	25.38	25.38
BNY Mellon IP Technology Growth
2023	243,298	55.62	55.62	13,525,190	—	1.20	1.20	57.12	57.12
2022	222,315	35.40	35.40	7,866,997	—	1.20	1.20	(47.16)	(47.16)
2021	229,538	67.00	67.00	15,372,420	—	1.20	1.20	11.30	11.30
2020	254,944	60.20	60.20	15,342,213	0.00	1.20	1.20	67.55	67.55
2019	227,720	35.93	35.93	8,179,141	—	1.20	1.20	23.98	23.98
ClearBridge Variable Aggressive Growth
2023	202,033	29.86	29.86	6,025,739	0.00	1.20	1.20	22.63	22.63
2022	263,620	24.35	24.35	6,412,769	—	1.20	1.20	(27.46)	(27.46)
2021	278,645	33.57	33.57	9,345,552	0.00	1.20	1.20	8.71	8.71
2020	292,187	30.88	30.88	9,013,975	0.01	1.20	1.20	16.31	16.31
2019	344,636	26.55	26.55	9,141,723	0.72	1.20	1.20	23.26	23.26

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
ClearBridge Variable Small Cap Growth
2023	162,152	40.93	40.93	6,637,035	—	1.20	1.20	7.09	7.09
2022	165,082	38.22	38.22	6,308,692	—	1.20	1.20	(29.69)	(29.69)
2021	171,416	54.36	54.36	9,318,180	—	1.20	1.20	11.26	11.26
2020	171,846	48.86	48.86	8,396,269	—	1.20	1.20	41.54	41.54
2019	186,503	34.52	34.52	6,437,856	—	1.20	1.20	25.34	25.34
Guggenheim VIF All Cap Value
2023	747,139	80.43	85.13	60,052,262	0.02	1.00	1.20	7.23	7.45
2022	814,680	75.01	79.23	61,072,603	0.01	1.00	1.20	(2.36)	(2.16)
2021	879,278	76.82	80.98	67,510,910	0.02	1.00	1.20	25.42	25.69
2020	973,006	61.25	64.43	59,565,311	0.02	1.00	1.20	0.64	0.85
2019	1,083,450	60.85	63.89	65,901,101	1.51	1.00	1.20	22.25	22.51
Guggenheim VIF Alpha Opportunity
2023	55,440	22.73	22.73	1,260,343	0.00	1.20	1.20	7.07	7.07
2022	64,978	21.23	21.23	1,373,803	0.00	1.20	1.20	(9.62)	(9.62)
2021	70,529	23.49	23.49	1,650,499	0.01	1.20	1.20	12.45	12.45
2020	78,674	20.89	20.89	1,638,039	0.01	1.20	1.20	(0.95)	(0.95)
2019	103,866	21.09	21.09	2,183,785	0.16	1.20	1.20	(3.61)	(3.61)
Guggenheim VIF High Yield
2023	234,780	38.88	38.88	9,113,546	0.05	1.20	1.20	10.67	10.67
2022	261,225	35.13	35.13	9,162,906	0.06	1.20	1.20	(10.77)	(10.77)
2021	259,566	39.37	39.37	10,204,467	0.05	1.20	1.20	4.13	4.13
2020	295,330	37.81	39.72	11,150,819	0.07	1.00	1.20	3.39	3.60
2019	329,113	36.57	38.34	12,020,906	8.05	1.00	1.20	10.38	10.59
Guggenheim VIF Large Cap Value
2023	840,748	65.23	193.30	162,334,735	0.02	1.00	1.20	7.96	8.18
2022	929,737	60.30	178.89	166,295,141	0.01	1.00	1.20	(2.50)	(2.30)
2021	1,004,944	61.72	183.64	184,371,115	0.02	1.00	1.20	25.51	25.75
2020	1,092,023	49.08	146.32	159,638,255	0.02	1.00	1.20	0.98	1.20
2019	1,204,882	48.50	144.90	174,439,718	1.78	1.00	1.20	20.35	20.59

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Long Short Equity
2023	92,308	16.93	16.93	1,564,210	0.00	1.20	1.20	11.45	11.45
2022	109,177	15.19	15.19	1,660,369	0.00	1.20	1.20	(15.42)	(15.42)
2021	108,435	17.96	17.96	1,949,563	0.01	1.20	1.20	22.34	22.34
2020	112,681	14.68	14.68	1,656,240	0.01	1.20	1.20	3.67	3.67
2019	134,688	14.16	14.16	1,909,354	0.59	1.20	1.20	4.27	4.27
Guggenheim VIF Managed Asset Allocation
2023	428,851	45.32	47.96	19,429,603	0.01	1.00	1.20	12.76	12.98
2022	491,474	40.19	42.45	19,749,361	0.01	1.00	1.20	(17.58)	(17.41)
2021	530,621	48.76	51.40	25,868,223	0.01	1.00	1.20	11.12	11.35
2020	576,773	43.88	46.16	25,305,355	0.01	1.00	1.20	11.23	11.44
2019	641,157	39.45	41.42	25,289,210	1.68	1.00	1.20	18.68	18.92
Guggenheim VIF Small Cap Value
2023	387,057	74.56	78.21	28,863,204	0.01	1.00	1.20	8.97	9.19
2022	415,104	68.42	71.63	28,407,399	0.01	1.00	1.20	(4.89)	(4.70)
2021	439,433	71.94	75.16	31,618,056	0.01	1.00	1.20	24.66	24.91
2020	494,861	57.71	60.17	28,560,360	0.01	1.00	1.20	(2.15)	(1.96)
2019	546,668	58.98	61.37	32,246,001	0.81	1.00	1.20	21.11	21.36
Guggenheim VIF SMid Cap Value
2023	606,025	163.07	172.11	98,770,644	0.01	1.00	1.20	8.42	8.64
2022	668,436	150.41	158.42	100,487,547	0.01	1.00	1.20	(3.04)	(2.84)
2021	727,738	155.12	163.05	112,831,636	0.02	1.00	1.20	22.27	22.51
2020	818,159	126.87	133.09	103,758,472	0.01	1.00	1.20	3.05	3.26
2019	940,803	123.12	128.89	115,787,686	0.92	1.00	1.20	25.19	25.43
Guggenheim VIF StylePlus Large Core
2023	936,866	73.83	199.23	186,568,724	0.02	1.00	1.20	25.38	25.65
2022	1,011,032	58.76	158.83	160,580,290	0.01	1.00	1.20	(21.62)	(21.46)
2021	1,090,653	74.82	202.72	221,015,514	0.01	1.00	1.20	26.94	27.20
2020	1,175,094	58.82	159.70	187,593,745	0.02	1.00	1.20	17.36	17.59
2019	1,279,949	50.02	136.08	174,118,630	2.15	1.00	1.20	28.40	28.65

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF StylePlus Large Growth
2023	795,813	38.06	40.00	30,221,806	0.01	1.00	1.20	38.25	38.50
2022	848,134	27.53	28.88	23,301,753	0.00	1.00	1.20	(31.52)	(31.39)
2021	897,596	40.20	42.09	36,016,613	0.01	1.00	1.20	26.26	26.51
2020	956,263	31.84	33.27	30,397,930	0.01	1.00	1.20	36.18	36.52
2019	1,007,740	23.38	24.37	23,518,934	2.04	1.00	1.20	32.31	32.59
Guggenheim VIF StylePlus Mid Growth
2023	969,516	119.22	146.27	141,762,863	0.01	1.00	1.20	24.89	25.15
2022	1,016,557	95.26	117.06	119,013,644	0.00	1.00	1.20	(28.64)	(28.50)
2021	974,005	133.23	164.12	159,805,399	0.01	1.00	1.20	12.32	12.55
2020	1,046,584	118.37	146.11	152,879,173	0.01	1.00	1.20	30.51	30.78
2019	1,122,672	90.51	111.95	125,647,915	0.85	1.00	1.20	31.11	31.38
Guggenheim VIF StylePlus Small Growth
2023	399,259	46.42	48.94	18,531,061	0.01	1.00	1.20	19.58	19.80
2022	437,934	38.82	40.85	17,000,006	0.00	1.00	1.20	(27.49)	(27.34)
2021	481,279	53.54	56.22	25,766,312	0.00	1.00	1.20	5.27	5.46
2020	514,974	50.86	53.31	26,192,036	0.01	1.00	1.20	30.24	30.50
2019	565,749	39.05	40.85	22,093,125	0.65	1.00	1.20	24.17	24.43
Guggenheim VIF Total Return Bond
2023	542,276	23.49	42.41	22,984,110	0.04	1.00	1.20	5.66	5.91
2022	561,826	22.18	40.13	22,534,302	0.03	1.00	1.20	(17.16)	(16.99)
2021	637,278	26.72	48.44	30,853,831	0.02	1.00	1.20	(1.63)	(1.40)
2020	625,500	27.10	49.24	30,784,120	0.02	1.00	1.20	12.83	13.06
2019	628,557	23.97	43.64	27,415,253	2.70	1.00	1.20	3.22	3.45
Guggenheim VIF World Equity Income
2023	1,244,223	67.57	69.82	86,916,785	0.03	1.00	1.20	10.93	11.17
2022	1,380,024	60.78	62.93	86,897,346	0.02	1.00	1.20	(10.22)	(10.04)
2021	1,506,673	67.56	70.09	105,651,828	0.02	1.00	1.20	20.28	20.54
2020	1,642,120	56.05	58.27	95,731,361	0.03	1.00	1.20	5.37	5.58
2019	1,803,770	53.09	55.30	99,792,053	2.79	1.00	1.20	19.93	20.19

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. American Value
2023	290,884	11.49	11.49	3,343,015	0.00	1.20	1.20	13.88	13.88
2022	254,392	10.09	10.09	2,566,603	0.00	1.20	1.20	(4.00)	(4.00)
2021	270,907	10.51	10.51	2,847,984	0.00	1.20	1.20	(0.02)	—
Invesco V.I. Comstock
2023	304,625	32.11	32.11	9,776,798	0.02	1.20	1.20	10.76	10.76
2022	309,318	28.99	28.99	8,963,658	0.01	1.20	1.20	(0.34)	(0.34)
2021	283,789	29.09	29.09	8,253,554	0.02	1.20	1.20	31.45	31.45
2020	278,481	22.13	22.13	6,161,525	0.02	1.20	1.20	(2.30)	(2.30)
2019	379,478	22.65	22.65	8,592,442	1.74	1.20	1.20	23.43	23.43
Invesco V.I. Discovery Mid Cap Growth
2023	193,507	29.41	29.41	5,690,983	—	1.20	1.20	11.49	11.49
2022	165,209	26.38	26.38	4,357,512	—	1.20	1.20	(31.94)	(31.94)
2021	168,787	38.76	38.76	6,542,744	—	1.20	1.20	17.35	17.35
2020	188,808	33.03	33.03	6,235,808	—	1.20	1.20	38.26	38.26
2019	194,712	23.89	23.89	4,647,032	—	1.20	1.20	32.43	32.43
Invesco V.I. Equity and Income
2023	594,975	26.82	26.82	15,959,271	0.02	1.20	1.20	8.89	8.89
2022	578,357	24.63	24.63	14,243,157	0.01	1.20	1.20	(8.81)	(8.81)
2021	619,385	27.01	27.01	16,728,973	0.02	1.20	1.20	16.93	16.93
2020	631,766	23.10	23.10	14,592,674	0.02	1.20	1.20	8.35	8.35
2019	694,957	21.32	21.32	14,817,440	2.43	1.20	1.20	18.58	18.58
Invesco V.I. EVQ International Equity Fund
2023	544,826	21.63	21.63	11,783,823	—	1.20	1.20	16.48	16.48
2022	602,333	18.57	18.57	11,186,729	0.01	1.20	1.20	(19.51)	(19.51)
2021	637,441	23.07	23.07	14,703,192	0.01	1.20	1.20	4.34	4.34
2020	690,486	22.11	22.11	15,264,504	0.02	1.20	1.20	12.40	12.40
2019	782,614	19.67	19.67	15,395,954	1.30	1.20	1.20	26.66	26.66

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Global Real Estate
2023	182,455	22.11	22.11	4,033,514	0.01	1.20	1.20	7.75	7.75
2022	207,444	20.52	20.52	4,256,565	0.03	1.20	1.20	(25.84)	(25.84)
2021	215,021	27.67	27.67	5,949,047	0.03	1.20	1.20	24.19	24.19
2020	234,915	22.28	22.28	5,233,046	0.04	1.20	1.20	(13.37)	(13.37)
2019	256,901	25.72	25.72	6,606,242	4.71	1.20	1.20	21.55	21.55
Invesco V.I. Government Money Market
2023	862,876	10.00	10.15	8,621,411	0.05	1.00	1.20	3.41	3.57
2022	958,762	9.67	9.80	9,269,662	0.01	1.00	1.20	—	0.20
2021	918,288	9.67	9.78	8,874,402	0.00	1.00	1.20	(1.23)	(1.01)
2020	1,028,992	9.79	9.88	10,065,108	0.00	1.00	1.20	(0.91)	(0.80)
2019	655,103	9.88	9.96	6,471,790	1.52	1.00	1.20	0.41	0.71
Invesco V.I. Government Securities
2023	296,769	11.29	11.29	3,347,361	0.02	1.20	1.20	3.20	3.20
2022	223,927	10.94	10.94	2,446,714	0.01	1.20	1.20	(11.63)	(11.63)
2021	284,203	12.38	12.38	3,515,128	0.02	1.20	1.20	(3.58)	(3.58)
2020	301,620	12.84	12.84	3,870,103	0.02	1.20	1.20	4.73	4.73
2019	269,511	12.26	12.26	3,302,550	2.21	1.20	1.20	4.43	4.43
Invesco V.I. Health Care
2023	192,366	33.51	33.51	6,443,989	—	1.20	1.20	1.79	1.79
2022	215,176	32.92	32.92	7,081,673	—	1.20	1.20	(14.36)	(14.36)
2021	231,095	38.44	38.44	8,880,575	0.00	1.20	1.20	10.97	10.97
2020	250,171	34.64	34.64	8,664,986	0.00	1.20	1.20	13.05	13.05
2019	265,008	30.64	30.64	8,116,827	0.04	1.20	1.20	30.94	30.94
Invesco V.I. Main Street Mid Cap Fund®
2023	151,484	29.10	29.10	4,403,515	0.00	1.20	1.20	12.75	12.75
2022	141,298	25.81	25.81	3,641,687	0.00	1.20	1.20	(15.46)	(15.46)
2021	147,210	30.53	30.53	4,489,116	0.00	1.20	1.20	21.39	21.39
2020	139,069	25.15	25.15	3,493,263	0.00	1.20	1.20	7.62	7.62
2019	158,260	23.37	23.37	3,694,000	0.23	1.20	1.20	23.52	23.52

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Main Street Small Cap Fund®
2023	170,805	42.18	42.18	7,204,535	0.01	1.20	1.20	16.42	16.42
2022	174,784	36.23	36.23	6,333,808	0.00	1.20	1.20	(17.06)	(17.06)
2021	197,199	43.68	43.68	8,614,729	0.00	1.20	1.20	20.80	20.80
2020	202,454	36.16	36.16	7,321,674	0.00	1.20	1.20	18.21	18.21
2019	239,518	30.59	30.59	7,328,260	—	1.20	1.20	24.60	24.60
MFS® VIT II Research International
2023	1,623,770	17.88	17.88	29,025,248	0.01	1.20	1.20	11.47	11.47
2022	1,533,791	16.04	16.04	24,593,553	0.02	1.20	1.20	(18.78)	(18.78)
2021	1,441,916	19.75	19.75	28,467,922	0.01	1.20	1.20	9.91	9.91
2020	1,412,081	17.97	17.97	25,359,960	0.02	1.20	1.20	11.41	11.41
2019	1,345,068	16.13	16.13	21,691,887	1.25	1.20	1.20	26.11	26.11
MFS® VIT Total Return
2023	448,070	23.22	23.22	10,400,014	0.02	1.20	1.20	8.86	8.86
2022	469,490	21.33	21.33	10,006,999	0.01	1.20	1.20	(10.90)	(10.90)
2021	569,497	23.94	23.94	13,627,678	0.02	1.20	1.20	12.45	12.45
2020	612,965	21.29	21.29	13,041,988	0.02	1.20	1.20	8.24	8.24
2019	662,033	19.67	19.67	13,018,559	2.17	1.20	1.20	18.64	18.64
MFS® VIT Utilities
2023	265,293	34.57	34.57	9,172,180	0.03	1.20	1.20	(3.49)	(3.49)
2022	288,713	35.82	35.82	10,343,727	0.02	1.20	1.20	(0.72)	(0.72)
2021	304,794	36.08	36.08	10,999,459	0.02	1.20	1.20	12.43	12.43
2020	323,158	32.09	32.09	10,370,184	0.02	1.20	1.20	4.36	4.36
2019	368,382	30.75	30.75	11,328,032	3.88	1.20	1.20	23.30	23.30
Neuberger Berman AMT Sustainable Equity
2023	814,965	52.76	54.68	42,964,768	0.00	1.00	1.20	25.05	25.30
2022	893,294	42.19	43.64	37,661,644	0.00	1.00	1.20	(19.62)	(19.45)
2021	970,459	52.49	54.18	50,909,639	0.00	1.00	1.20	21.67	21.92
2020	1,059,233	43.14	44.44	45,666,861	0.00	1.00	1.20	17.87	18.10
2019	1,194,142	36.60	37.63	43,689,020	0.28	1.00	1.20	24.07	24.31

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT All Asset
2023	148,043	20.79	20.79	3,073,623	0.03	1.20	1.20	6.83	6.83
2022	158,200	19.46	19.46	3,074,271	0.07	1.20	1.20	(12.89)	(12.89)
2021	183,542	22.34	22.34	4,095,828	0.12	1.20	1.20	14.86	14.86
2020	191,870	19.45	19.45	3,728,566	0.05	1.20	1.20	6.69	6.69
2019	241,587	18.23	18.23	4,400,263	2.95	1.20	1.20	10.55	10.55
PIMCO VIT CommodityRealReturn Strategy
2023	180,221	7.56	7.56	1,363,384	0.14	1.20	1.20	(9.03)	(9.03)
2022	329,561	8.31	8.31	2,738,306	0.25	1.20	1.20	7.36	7.36
2021	344,899	7.74	7.74	2,670,502	0.04	1.20	1.20	31.63	31.63
2020	177,187	5.88	5.88	1,041,812	0.06	1.20	1.20	0.17	0.17
2019	198,102	5.87	5.87	1,163,131	4.66	1.20	1.20	10.13	10.13
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2023	168,022	17.03	17.03	2,860,109	0.03	1.20	1.20	7.72	7.72
2022	185,302	15.81	15.81	2,928,581	0.02	1.20	1.20	(11.23)	(11.23)
2021	200,130	17.81	17.81	3,563,208	0.01	1.20	1.20	(3.10)	(3.10)
2020	239,049	18.38	18.38	4,394,053	0.06	1.20	1.20	4.25	4.25
2019	242,919	17.63	17.63	4,281,429	1.81	1.20	1.20	5.76	5.76
PIMCO VIT Low Duration
2023	291,591	12.50	12.50	3,634,067	0.08	1.20	1.20	3.73	3.73
2022	322,344	12.05	12.05	3,869,021	0.01	1.20	1.20	(6.88)	(6.88)
2021	2,244,807	12.94	12.94	29,029,909	0.00	1.20	1.20	(2.12)	(2.12)
2020	1,143,661	13.22	13.22	15,107,558	0.01	1.20	1.20	1.77	1.77
2019	2,525,561	12.99	12.99	32,797,618	2.70	1.20	1.20	2.77	2.77
PIMCO VIT Real Return
2023	594,974	15.64	15.64	9,300,279	0.03	1.20	1.20	2.42	2.42
2022	698,283	15.27	15.27	10,656,995	0.07	1.20	1.20	(12.94)	(12.94)
2021	688,270	17.54	17.54	12,068,157	0.05	1.20	1.20	4.34	4.34
2020	744,814	16.81	16.81	12,519,142	0.01	1.20	1.20	10.37	10.37
2019	846,030	15.23	15.23	12,884,556	1.68	1.20	1.20	7.10	7.10

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Royce Micro-Cap
2023	97,569	24.13	24.13	2,351,184	—	1.20	1.20	17.36	17.36
2022	104,330	20.56	20.56	2,142,386	—	1.20	1.20	(23.37)	(23.37)
2021	117,865	26.83	26.83	3,158,700	—	1.20	1.20	28.43	28.43
2020	110,420	20.89	20.89	2,304,165	—	1.20	1.20	22.31	22.31
2019	121,863	17.08	17.08	2,079,367	—	1.20	1.20	18.12	18.12

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.